Income Tax (Details) - Schedule of Provision for Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision for Income Taxes [Abstract]
Current	$ (394,138)	$ (11,406,062)	$ (1,535,193)
Deferred	2,578,177	7,061,293	129,034
Total	$ 2,184,039	$ (4,344,769)	$ (1,406,159)